Timber licenses (Details) - Timber licences - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 351	$ 368
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	368	372
Acquisitions		10
Additions		2
Amortization	(17)	(16)
Intangible assets other than goodwill at end of period	351	368
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	641	641
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	641
Intangible assets other than goodwill at end of period	641	641
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(290)	(273)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(273)
Intangible assets other than goodwill at end of period	$ (290)	$ (273)